Consolidated Statements of Redeemable Noncontrolling Interest, Redeemable Convertible Preferred Stock, and Stockholders' Equity (Deficit) - USD ($)		Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Whitehat A I [Member]	Previously reported	Conversion of shares due to Reverse Recapitalization	Convertible debt	Convertible warrants	Redeemable convertible preferred stock		Redeemable convertible preferred stock Previously reported	Redeemable convertible preferred stock Conversion of shares due to Reverse Recapitalization	Common Stock		Common Stock Whitehat A I [Member]	Common Stock Doc.ai Incorporated [Member]	Common Stock Previously reported	Common Stock Conversion of shares due to Reverse Recapitalization	Common Stock Convertible debt	Common Stock Convertible warrants	Common Stock Redeemable convertible preferred stock	Common Stock Redeemable Noncontrolling Interset [Member]	Additional Paid-In Capital	Additional Paid-In Capital Whitehat A I [Member]	Additional Paid-In Capital Previously reported	Additional Paid-In Capital Conversion of shares due to Reverse Recapitalization	Additional Paid-In Capital Convertible debt	Additional Paid-In Capital Convertible warrants	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously reported	Accumulated Deficit		Accumulated Deficit Previously reported	Noncontrolling Interest	Noncontrolling Interest Previously reported
Redeemable noncontrolling interest, beginning balance at Dec. 31, 2017	[1]				$ 0
Redeemable Noncontrolling Interest
Issuance of redeemable noncontrolling interest for and stock for Visualize Health acquisitions
Redeemable noncontrolling interest, ending balance at Dec. 31, 2018	[1]				$ 0	$ 0
Redeemable convertible preferred stock, beginning balance (in shares) at Dec. 31, 2017											810,354
Redeemable convertible preferred stock, beginning balance at Dec. 31, 2017	[1]										$ 158,653,000
Redeemable convertible preferred stock, beginning balance (in shares) at Dec. 31, 2018	[1]								0			(810,354)
Redeemable convertible preferred stock, ending balance at Dec. 31, 2018	[1]								$ 0			$ (158,653,000)
Beginning balance (in shares) at Dec. 31, 2017	[1]																2,013,526
Beginning balance at Dec. 31, 2017	[1]	(142,827,000)															$ 2,000								$ 148,675,000					$ (734,000)			$ (293,593,000)		$ 2,823,000
Ending balance at Dec. 31, 2018	[1]	15,828,000	$ 1,478,000			$ 158,655,000							$ 22,000					$ 20,000					$ 307,310,000			$ 158,635,000			$ (734,000)		$ (293,593,000)			$ 2,823,000
Ending balance (in shares) at Dec. 31, 2018	[1]												201,225,566					199,212,040
Redeemable noncontrolling interest, ending balance at Dec. 31, 2019	[1]	0
Redeemable Convertible Preferred Stock
Issuance of Series D stock (in shares)	[1]												51,805
Redeemable convertible preferred stock, beginning balance (in shares) at Dec. 31, 2019	[1]								0
Redeemable convertible preferred stock, ending balance at Dec. 31, 2019	[1]								$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)	[1]												97,482
Stock options exercised	[1]	69,000																					69,000
Issuance of warrants	[1]	2,639,000																					2,639,000
Conversion of convertible securities (in shares)	[1]												4,866,602
Conversion of convertible securities	[1]	1,000																					1,000
Share-based compensation	[1]	3,532,000																					$ 3,532,000
Net income (loss) attributable to noncontrolling interest in subsidiaries	[1]	543,000
Currency translation adjustment	[1]	(583,000)																											(468,000)					(115,000)
Net income (loss) attributable to Sharecare, Inc.		$ (39,980,000)
Issuance of Series C preferred stock, net of issuance costs													$ 4,809,951,000
Issuance of Series C preferred stock, net of issuance costs (in shares)	[1]	25,330																					25,330
Beneficial conversion feature in connection with convertible debt	[1]	$ 702,000																					$ 702,000
Other	[1]	$ 543,000																																543,000
Other (in shares)	[1]	(39,980)																													(39,980)
Ending balance at Dec. 31, 2019	[1]	$ 9,559,000											$ 22,000										339,583,000						(1,202,000)		$ (332,095,000)			3,251,000
Ending balance (in shares) at Dec. 31, 2019	[1]												211,051,406
Redeemable Noncontrolling Interest
Issuance of redeemable noncontrolling interest for and stock for Visualize Health acquisitions		5,040,000
Change in fair value of redeemable noncontrolling interest in subsidiaries	[1]	960,000																					(960,000)
Expiration of Visualize Health put options	[1]	(1,026,000)
Redeemable noncontrolling interest, ending balance at Dec. 31, 2020		$ 4,000,000
Redeemable convertible preferred stock, ending balance at Dec. 31, 2020	[1]								$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)		352,659											352,658	[1]
Stock options exercised	[1]	$ 338,000																					338,000
Issuance of redeemable noncontrolling interest for and stock for Visualize Health acquisitions	[1]	584,000																					584,000
Change in fair value of redeemable noncontrolling interest in subsidiaries	[1]	(960,000)
Issuance of warrants	[1]	$ 1,097,000																					$ 1,097,000
Issuance of stock for acquisitions (in shares)	[1]	7,548											3,386,990		1,425,171								7,548
Issuance of stock for acquisitions	[1]			$ 2,160,000																				$ 2,160,000
Share-based compensation	[1]	$ 19,160,000																					$ 19,160,000
Net income (loss) attributable to noncontrolling interest in subsidiaries	[1]	(443,000)																																(443,000)
Currency translation adjustment	[1]	(241,000)																											500,000					(741,000)
Net income (loss) attributable to Sharecare, Inc.	[1]	(60,018,000)																													(60,018,000)
Beneficial conversion feature in connection with convertible debt	[1]																						(135,000)
Issuance of stock for Wellstar investment (in shares)	[1]												890,732
Issuance of stock for Well star investment	[1]	6,745,000																					6,745,000
ASC 810-10 Visualize Health NCI Attribution	[1]	(7,000)																					(7,000)
Redemption of Visualize Health put options	[1]	(974,000)
Expiration of Visualize Health put options	[1]	1,026,000																					890,000											136,000
Other	[1]	131,000																					131,000
Ending balance at Dec. 31, 2020	[1]	$ (13,456,000)											$ 22,000									$ 4,000,000	377,134,000						(702,000)		(392,113,000)			2,203,000
Ending balance (in shares) at Dec. 31, 2020		217,106,957							0	[1]			217,106,957	[1]
Redeemable Noncontrolling Interest
Dissolution of redeemable noncontrolling interest for Visualize Health	[1]	$ (4,000,000)
Redeemable noncontrolling interest, ending balance at Dec. 31, 2021		0
Redeemable Convertible Preferred Stock
Issuance of stock for Series D antidilution provision (in shares)	[1]								546,341
Issuance of stock for Series D antidilution provision	[1]								$ 6,451,000
Issuance of Series D stock (in shares)	[1]								4,453,659
Issuance of Series D stock	[1]								$ 51,754,000
Redeemable convertible preferred stock, ending balance at Dec. 31, 2021	[1]	$ 58,205,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)		15,788,241											15,067,237	[1]
Stock options exercised	[1]	$ 15,434,000											$ 2,000										15,432,000
Issuance of redeemable noncontrolling interest for and stock for Visualize Health acquisitions	[1]	81,293,000											8,435,301,000										81,292,000
Issuance of warrants	[1]	79,000																					79,000
Issuance of stock for doc.ai antidilution provision	[1]	12,682,000											$ 1,052,398,000										12,682,000
Conversion of convertible securities (in shares)	[1]						37,695,910	11,647,316
Conversion of convertible securities	[1]						$ 136,399,000	$ 11,481,000											$ 4,000	$ 1,000							$ 136,395,000	$ 11,480,000
Issuance of stock for acquisitions (in shares)	[1]												1,262,475
Issuance of stock for acquisitions	[1]	10,348,000														$ 1,000							10,348,000
Business Combination and Private Placement financing, net of issuance costs (in shares)	[1]												57,451,915
Business Combination and Private Placement financing, net of issuance costs	[1]	376,576,000											$ 6,000										376,570,000
Share-based compensation	[1]	46,780,000																					46,780,000
Dissolution of redeemable NCI for Visualize Health (in shares)	[1]												895,435
Dissolution of redeemable noncontrolling interest for Visualize Health	[1]	4,000,000																					4,136,000											(136,000)
Cumulative effect of adopting ASU 2021-08	[1]	593,000																													593,000
Net income (loss) attributable to noncontrolling interest in subsidiaries	[1]	(129,000)																											(18,000)					(111,000)
Currency translation adjustment	[1]	(1,486,000)																											(1,341,000)					(145,000)
Net income (loss) attributable to Sharecare, Inc.		(85,000,000)																													(85,593,000)	[1]
Common stock issued to settle contingent consideration from acquisitions in prior years (in shares)	[1]												1,078,213
Settlement of contingent liability on Whitehat earnout	[1]	$ 595,000																					595,000
Common stock issued upon vesting of restricted stock units (in shares)	[1]												31,250
Repurchased shares of common stock related to exercise of employee stock options (in shares)		19,864,030											(6,002,255)	[1]
Repurchased shares of common stock related to exercise of employee stock options	[1]	$ (29,772,000)											$ (1,000)										(29,771,000)
Other	[1]	(988,000)																					(988,000)
Other (in shares)	[1]												66,555
Ending balance at Dec. 31, 2021	[1]	$ 564,836,000											$ 35,000								$ 58,205,000		$ 1,042,164,000						$ (2,061,000)		$ (477,113,000)			$ 1,811,000
Ending balance (in shares) at Dec. 31, 2021		345,788,707							5,000,000	[1]			345,788,707	[1]

[1]	Retroactively restated for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.